PGIM Global Real Estate Fund
Schedule of Investments as of January 31, 2022 (unaudited)
Description	Shares	Value
Long-Term Investments 99.6%
Common Stocks
Australia 3.4%
Goodman Group, REIT	584,882	$9,668,644
GPT Group (The), REIT	3,190,678	11,336,402
Ingenia Communities Group, REIT	1,806,382	7,079,857
Mirvac Group, REIT	4,832,356	8,985,498
National Storage REIT, REIT	4,855,482	8,509,877
		45,580,278
Belgium 2.2%
Aedifica SA, REIT	74,605	8,968,427
Shurgard Self Storage SA	61,012	3,492,740
VGP NV	62,620	17,791,656
		30,252,823
Canada 3.0%
Canadian Apartment Properties REIT, REIT	178,379	7,845,785
InterRent Real Estate Investment Trust, REIT	828,274	10,386,412
Summit Industrial Income REIT, REIT	1,304,172	22,161,126
		40,393,323
Finland 1.0%
Kojamo OYJ	614,135	14,038,889
France 1.9%
Klepierre SA, REIT*	404,617	10,748,159
Unibail-Rodamco-Westfield, REIT*	195,390	14,866,551
		25,614,710
Germany 2.6%
Aroundtown SA	1,182,506	7,298,517
LEG Immobilien SE	58,865	7,806,139
Vonovia SE	356,753	20,263,771
		35,368,427
Hong Kong 4.0%
CK Asset Holdings Ltd.	624,416	4,167,852
Link REIT, REIT	1,427,648	12,273,027
Sun Hung Kai Properties Ltd.	1,646,370	20,131,142

PGIM Global Real Estate Fund
Schedule of Investments as of January 31, 2022 (unaudited) (continued)
Description	Shares	Value
Common Stocks (Continued)
Hong Kong (cont’d.)
Swire Properties Ltd.	3,443,178	$9,174,317
Wharf Real Estate Investment Co. Ltd.	1,903,041	9,041,673
		54,788,011
Japan 9.6%
Daiwa House REIT Investment Corp., REIT	3,934	11,725,093
GLP J-REIT, REIT	4,670	7,525,821
Invincible Investment Corp., REIT	37,180	11,748,897
Japan Hotel REIT Investment Corp., REIT	23,230	11,346,355
Mitsui Fudosan Co. Ltd.	1,223,162	26,353,170
Mitsui Fudosan Logistics Park, Inc., REIT	1,700	8,354,961
Nippon Building Fund, Inc., REIT	3,463	20,103,755
Nippon Prologis REIT, Inc., REIT	2,818	8,802,552
Nomura Real Estate Master Fund, Inc., REIT	8,046	11,158,736
Sumitomo Realty & Development Co. Ltd.	246,725	7,692,756
Tokyu Fudosan Holdings Corp.	947,700	5,208,646
		130,020,742
Singapore 3.3%
CapitaLand Integrated Commercial Trust, REIT	12,870,477	18,564,983
Capitaland Investment Ltd.*	5,141,160	13,233,432
Digital Core REIT Management Pte Ltd., REIT*	8,335,422	9,752,444
Frasers Centrepoint Trust, REIT	1,691,634	2,843,891
		44,394,750
Sweden 3.0%
Castellum AB	172,988	4,056,813
Fabege AB	606,947	9,025,218
Fastighets AB Balder (Class B Stock)*	72,568	4,791,330
Pandox AB*	879,262	12,743,084
Samhallsbyggnadsbolaget i Norden AB	1,790,215	10,821,372
		41,437,817
United Kingdom 5.4%
Big Yellow Group PLC, REIT	694,749	13,977,128
British Land Co. PLC (The), REIT	646,065	4,813,823
Capital & Counties Properties PLC, REIT	4,336,129	10,021,981
Segro PLC, REIT	1,694,361	29,786,402
Tritax Big Box REIT PLC, REIT	4,407,331	14,106,630
		72,705,964

PGIM Global Real Estate Fund
Schedule of Investments as of January 31, 2022 (unaudited) (continued)
Description	Shares	Value
Common Stocks (Continued)
United States 60.2%
Acadia Realty Trust, REIT	663,645	$13,133,535
Alexandria Real Estate Equities, Inc., REIT	123,172	23,998,832
American Homes 4 Rent (Class A Stock), REIT	452,025	17,687,738
Boston Properties, Inc., REIT	161,513	18,102,377
Camden Property Trust, REIT	221,132	35,401,022
Community Healthcare Trust, Inc., REIT	242,709	11,004,426
CubeSmart, REIT	655,611	33,265,702
Digital Realty Trust, Inc., REIT	135,644	20,242,154
Douglas Emmett, Inc., REIT	131,815	4,115,264
EPR Properties, REIT	490,480	21,566,406
Equinix, Inc., REIT	49,193	35,660,006
Equity Residential, REIT	535,250	47,492,732
Essential Properties Realty Trust, Inc., REIT	771,727	20,489,352
Essex Property Trust, Inc., REIT	86,652	28,811,790
Extra Space Storage, Inc., REIT	70,806	14,033,041
Federal Realty Investment Trust, REIT	150,075	19,133,062
First Industrial Realty Trust, Inc., REIT	213,683	12,987,653
Gaming & Leisure Properties, Inc., REIT	152,353	6,883,309
Global Medical REIT, Inc., REIT	1,058,896	17,905,931
Healthcare Trust of America, Inc. (Class A Stock), REIT	475,093	15,464,277
Host Hotels & Resorts, Inc., REIT*	654,828	11,354,718
Invitation Homes, Inc., REIT	434,534	18,241,737
Kimco Realty Corp., REIT	1,206,630	29,272,844
Life Storage, Inc., REIT	227,621	30,717,454
Macerich Co. (The), REIT(a)	738,755	12,219,008
MGM Growth Properties LLC (Class A Stock), REIT	180,816	7,030,126
NETSTREIT Corp., REIT	430,368	9,726,317
Park Hotels & Resorts, Inc., REIT*	897,882	16,341,452
Phillips Edison & Co., Inc., REIT	239,696	7,555,218
Prologis, Inc., REIT	471,658	73,965,408
Public Storage, REIT	24,708	8,858,559
Realty Income Corp., REIT	153,857	10,679,214
Rexford Industrial Realty, Inc., REIT	495,660	36,267,442
Simon Property Group, Inc., REIT	280,547	41,296,518
Sun Communities, Inc., REIT(a)	83,180	15,717,693
UDR, Inc., REIT	176,605	10,038,228
VICI Properties, Inc., REIT(a)	191,224	5,472,831
Welltower, Inc., REIT	610,873	52,919,928
		815,053,304

Total Long-Term Investments (cost $1,095,626,310)		1,349,649,038

PGIM Global Real Estate Fund
Schedule of Investments as of January 31, 2022 (unaudited) (continued)
Description	Shares	Value

Short-Term Investments 1.0%
Affiliated Mutual Fund 0.8%
PGIM Institutional Money Market Fund (cost $10,403,756; includes $10,403,280 of cash collateral for securities on loan)(b)(we)	10,411,043	$10,403,756

Unaffiliated Fund 0.2%
Dreyfus Government Cash Management (Institutional Shares) (cost $2,566,383)	2,566,383	2,566,383

Total Short-Term Investments (cost $12,970,139)		12,970,139

TOTAL INVESTMENTS 100.6% (cost $1,108,596,449)		1,362,619,177
Liabilities in excess of other assets (0.6)%		(8,156,644)

Net Assets 100.0%		$1,354,462,533

Below is a list of the abbreviation(s) used in the quarterly schedule of portfolio holdings:

REITs—Real Estate Investment Trust

*	Non-income producing security.
(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $10,228,876; cash collateral of $10,403,280 (included in liabilities) was received with which the Fund purchased highly liquid short-term investments. In the event of significant appreciation in value of securities on loan on the last business day of the reporting period, the Fund may reflect a collateral value that is less than the market value of the loaned securities and such shortfall is remedied the following business day.
(b)	Represents security, or portion thereof, purchased with cash collateral received for securities on loan and includes dividend reinvestment.
(we)	PGIM Investments LLC, the manager of the Fund, also serves as manager of the PGIM Institutional Money Market Fund.
Other information regarding the Fund is available in the Fund’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).
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